Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Class of Stock [Line Items]
Entity Registrant Name	SHOPIFY INC.
Entity Central Index Key	0001594805
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Subordinate Voting
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	87,067,604
Class B Multiple Voting
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	12,810,084